Foreign Exchange Loss - Schedule of Foreign Exchange Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Foreign Exchange Loss [Abstract]
Foreign exchange loss	$ (346)	$ (50)